Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Of Comprehensive Income [Abstract]
Net earnings (loss)	$ 6,618	$ (294,270)
Unrealized gain on translation of assets and liabilities of operations denominated in foreign currency	(106,781)	175,630
Foreign exchange loss on net investment hedge with U.S. denominated debt, net of tax	79,022	(145,226)
Comprehensive loss	$ (21,141)	$ (263,866)